CASH FLOW INFORMATION (Tables)	12 Months Ended
Jul. 31, 2014
CASH FLOW INFORMATION [Abstract]
Schedule of cash flow information

Supplemental disclosures:

	July 31,
	2014	2013	2012
Interest paid, net of capitalized interest of $16,300 (2014),
$24,659 (2013) and $4,056 (2012)	$424,039	$427,278	$541,301
Income taxes paid	$720,583	$637,382	$259,061